Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax	¥ 118,914		¥ 128,350	¥ 87,930
Deferred tax	(63,655)	$ (9,989)	(563)	(16,786)
Income tax expense	¥ 55,259	$ 8,671	¥ 127,787	¥ 71,144
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%